Financial instruments and financial risk management - Classification of financial instruments (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Financial instruments and financial risk management
Financial assets	$ 195,041,993	$ 222,348,752
Financial liabilities	8,319,455	8,942,617
Cash and cash equivalents.
Financial instruments and financial risk management
Financial assets	194,667,632	221,928,008
Restricted cash
Financial instruments and financial risk management
Financial assets	292,604	291,676
Receivables
Financial instruments and financial risk management
Financial assets	81,757	129,068
Non-derivative financial liabilities | Trade payable and accrued liabilities
Financial instruments and financial risk management
Financial liabilities	5,076,040	6,810,781
Non-derivative financial liabilities | Lease liabilities
Financial instruments and financial risk management
Financial liabilities	3,023,994	1,887,271
Derivative financial liabilities | Derivative liabilities
Financial instruments and financial risk management
Financial liabilities	$ 219,421	$ 244,565